Organization and Nature of Operations - Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries (Parentheticals) (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries [Line Items]
Net of allowance for expected credit losses	$ 96,358	$ 89,399